CONSOLIDATED INRERIM STATEMENTS OF PROFIT OR LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 1,295	$ 549
Cost of revenues	783	425
Gross profit	512	124
Operating expenses:
Research and development, net	10,169	11,043
Sales and marketing	1,728	1,870
General and administrative	3,312	3,273
Total operating expenses	15,209	16,186
Operating loss	(14,697)	(16,062)
Financing income	699	485
Financing expenses	(785)	(3,243)
Financing expenses, net	(86)	(2,758)
Loss before taxes on income	(14,783)	(18,820)
Taxes on income (tax benefit)	(24)	40
Loss	(14,759)	(18,860)
Attributable to:
Equity holders of the Company	(13,294)	(17,096)
Non-controlling interests	(1,465)	(1,764)
Loss	$ (14,759)	$ (18,860)
Basic loss per share, attributable to equity holders of the Company	$ (0.32)	$ (0.42)
Diluted loss per share, attributable to equity holders of the Company	$ (0.32)	$ (0.42)
Weighted average number of ordinary shares used in computing basic loss per share	41,567,298	41,195,024
Weighted average number of ordinary shares used in computing diluted loss per share	41,567,298	41,195,024